Related Party Transactions - Schedule of Related Party Transactions (Details) (Hong Kong Wetouch Electronics Technology Limited) (Parenthetical) - Hong Kong Wetouch Electronics Technology Limited [Member]
12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)
Mr. Guangde Cai, Ms. Guanying Cai and Mr. Shengyong Li [Member]
Repayment of related party	$ 14,000,000
Australia Vtouch Technolody Co., Ltd. [Member]
Advance interest fee		$ 4,200,000
Australia Vtouch Technolody Co., Ltd. [Member] | RMB [Member]
Advance interest fee | ¥			¥ 29,500,000
Sichuan Vtouch Trading Co., Ltd. [Member] | Share Transfer Agreement [Member]
Acquired percentage				100.00%	100.00%
Sichuan Vtouch Trading Co., Ltd. [Member] | Share Transfer Agreement [Member] | Our Shareholders and Senior Management [Member]
Advances from affiliate				$ 14,000,000
Sichuan Vtouch Trading Co., Ltd. [Member] | RMB [Member] | Share Transfer Agreement [Member] | Our Shareholders and Senior Management [Member]
Advances from affiliate | ¥					¥ 93,500,000